Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of operating and finance lease expenses

Operating and finance lease expenses consist of the following:

		For the Year Ended
	Classification	December 31, 2022	December 31, 2021

Operating lease cost
Lease expenses	General and administrative	$114,390	$62,810
Lease expenses – short-term	General and administrative	113,055	143,589
Finance lease cost
Amortization of leased asset	General and administrative	7,948	8,153
Interest on lease liabilities	Other expense -Interest expenses	1,276	1,639
Total lease expenses		$236,669	$216,191

Schedule of weighted average remaining term and discount rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	December 31, 2022	December 31, 2021

Weighted-average remaining term
Operating lease	0.69 year	1.25 years
Finance leases	2.01 years	3.00 years
Weighted-average discount rate
Operating lease	5.25%	5.25%
Finance leases	5.25%	5.25%

Schedule of future minimum lease payments

The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2022:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending December 31, 2023	$81,522	$8,151	$89,673
Twelve months ending December 31, 2024	-	15,614	15,614
Total lease payments	81,522	23,765	105,287
Less: discount	(1,563)	(1,564)	(3,127)
Present value of lease liabilities	$79,959	$22,201	$102,160